Expected Benefit Payments to Retirees (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Pension
Defined Benefit Plan Disclosure [Line Items]
2014	$ 2,980
2015	2,280
2016	1,742
2017	1,666
2018	1,377
2019-2023	6,712
Health Care And Life
Defined Benefit Plan Disclosure [Line Items]
2014	1,582
2015	1,574
2016	1,538
2017	1,506
2018	1,474
2019-2023	$ 6,846